Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Options Outstanding - beginning of year (shares)	6,208,000	5,449,000	5,584,000
Options, Granted (in shares)	507,000	1,490,000	0
Options, Exercised (shares)	(1,210,000)	(205,000)	0
Options, Forfeited / expired (shares)	(112,000)	(526,000)	(135,000)
Options Outstanding - end of year (shares)	5,393,000	6,208,000	5,449,000
Options Exercisable - end of year (shares)	4,392,000	4,952,000	4,690,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 6.99	$ 9.90	$ 10.02
Weighted-Average Exercise Price, Granted (dollars per share)	5.81	2.88	0
Weighted-Average Exercise Price, Exercised (dollars per share)	3.89	3.98	0
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	21.70	26.59	14.22
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	7.27	6.99	9.90
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 8.01	$ 8.03	$ 10.86
Stock Options
Options
Options, Granted (in shares)	506,579	1,489,648